Operating segments (Tables)	3 Months Ended
Jan. 31, 2022
Text Block [Abstract]
Schedule of Operating Segments
Scotiabank’s results, and average assets and liabilities, allocated by these operating segments, are as follows:

	For the three months ended January 31, 2022
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$2,133	$1,648	$174	$373	$16	$4,344
Non-interest income (3)(4)	741	749	1,248	1,031	(64)	3,705
Total revenues	2,874	2,397	1,422	1,404	(48)	8,049
Provision for credit losses	(35)	274	(1)	(16)	–	222
Non-interest expenses	1,282	1,285	862	670	124	4,223
Provision for income taxes	426	208	146	189	(105)	864
Net income	$1,201	$630	$415	$561	$(67)	$2,740
Net income attributable to non-controlling interests in subsidiaries	$–	$85	$3	$–	$–	$88
Net income attributable to equity holders of the Bank	$1,201	$545	$412	$561	$(67)	$2,652
Average assets ($ billions)	$412	$196	$31	$444	$156	$1,239
Average liabilities ($ billions)	$320	$144	$47	$407	$245	$1,163
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $92 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $8; International Banking – $68, Global Wealth Management – $1, and Other – $14.

	For the three months ended October 31, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)(2)	Total
Net interest income (3)	$2,082	$1,589	$161	$365	$20	$4,217
Non-interest income (4)(5)	749	728	1,186	812	(5)	3,470
Total revenues	2,831	2,317	1,347	1,177	15	7,687
Provision for credit losses	(96)	314	1	(50)	(1)	168
Non-interest expenses	1,251	1,259	824	591	346	4,271
Provision for income taxes	438	137	135	134	(155)	689
Net income	$1,238	$607	$387	$502	$(175)	$2,559
Net income attributable to non-controlling interests in subsidiaries	$–	$79	$2	$–	$(11)	$70
Net income attributable to equity holders of the Bank	$1,238	$528	$385	$502	$(164)	$2,489
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (6)	$–	$2	$–	$–	$–	$2
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	1,238	526	385	502	(164)	2,487
Average assets ($ billions)	$398	$192	$30	$409	$144	$1,173
Average liabilities ($ billions)	$318	$146	$47	$382	$206	$1,099
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $91 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Net income attributable to equity holders includes restructuring and other provisions of $129 (pre-tax $188).
(3)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(4)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(5)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $18; International Banking – $52, Global Wealth Management – $7, and Other – $19.
(6)	Refer to Note 37 in the Bank’s 2021 Annual Report for details on divested operations.

	For the three months ended January 31, 2021
Taxable equivalent basis ($ millions)	Canadian Banking	International Banking	Global Wealth Management	Global Banking and Markets	Other (1)	Total
Net interest income (2)	$1,984	$1,788	$155	$358	$66	$4,351
Non-interest income (3)(4)	664	773	1,235	978	71	3,721
Total revenues	2,648	2,561	1,390	1,336	137	8,072
Provision for credit losses	215	525	4	20	–	764
Non-interest expenses	1,204	1,402	817	614	171	4,208
Provision for income taxes	318	157	148	159	(80)	702
Net income	$911	$477	$421	$543	$46	$2,398
Net income attributable to non-controlling interests in subsidiaries	$–	$88	$3	$–	$(1)	$90
Net income attributable to equity holders of the Bank	$911	$389	$418	$543	$47	$2,308
Represented by:
Net income attributable to equity holders of the Bank – relating to divested operations (5)	$–	$4	$–	$–	$–	$4
Net income attributable to equity holders of the Bank – relating to operations other than divested operations	911	385	418	543	47	2,304
Average assets ($ billions)	$368	$199	$27	$395	$166	$1,155
Average liabilities ($ billions)	$306	$153	$42	$387	$196	$1,084
(1)
Includes all other smaller operating segments and corporate adjustments, such as the elimination of the tax-exempt
income
gross-up
reported in net interest income and
non-interest
income and provision for income taxes of $69 to arrive at the amounts reported in the Consolidated Statement of Income and differences in the actual amount of costs incurred and charged to the operating segments.

(2)	Interest income is reported net of interest expense as management relies primarily on net interest income as a performance measure.
(3)
Card revenues and Banking services fees are mainly earned in Canadian and International Banking. Mutual fund, Brokerage fees and Investment management and trust fees are primarily earned in Global Wealth Management. Underwriting and other advisory fees are predominantly earned in Global Banking and Markets.

(4)	Includes income (on a taxable equivalent basis) from investments in associated corporations for Canadian Banking – $20; International Banking – $49, Global Wealth Management – $3, and Other – $(15).
(5)	Refer to Note 37 in the Bank’s 2021 Annual Report for details on divested operations.